Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Accounts Receivable

The following summarizes the Group’s accounts receivable as of December 31, 2017 and 2018:

	As of December 31,
	2017	2018
	RMB	RMB
Accounts receivable	644,729	459,950
Less: Allowance for doubtful accounts	(45,449)	(61,981)

Accounts receivable, net	599,280	397,969

Allowance for Doubtful Accounts

The following table sets out the movements of the allowance for doubtful accounts for the years ended December 31, 2017 and 2018:

	As of December 31,
	2017	2018
	RMB	RMB
Balance at beginning of the year	(20,959)	(45,449)
Charged to costs and expenses	(24,490)	(16,532)

Balance at end of the year	(45,449)	(61,981)